Segment Information (Summary Of Segments And Corporate And Other Activities) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Premiums													$ 5,705	$ 5,854	$ 6,019
Net investment income													3,380	3,266	3,033
Net investment gains (losses)													(220)	(143)	(1,041)
Insurance and investment product fees and other													1,503	1,112	1,058
Total revenues	2,624	2,521	2,655	2,568	2,591		2,667		2,410		2,421		10,368	10,089	9,069
Benefits and other changes in policy reserves													5,941	6,001	5,866
Interest credited													794	841	984
Acquisition and operating expenses, net of deferrals													2,294	2,217	2,115
Amortization of deferred acquisition costs and intangibles													598	626	569
Goodwill impairment													29
Interest expense													506	457	393
Total benefits and expenses	2,439	2,508	2,760	2,455	2,900	[1]	2,548	[1]	2,362	[1]	2,332	[1]	10,162	10,142	9,927
Income (loss) before income taxes													206	(53)	(858)
Provision (benefit) for income taxes													18	(248)	(415)
Net income (loss)	175	20	(100)	93	(174)		115		59		195		188	195	(443)
Less: net income attributable to noncontrolling interests													139	143	61
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	142	(16)	(136)	59	(209)		76		24		161		49	52	(504)
Total assets	112,187				110,363								112,187	110,363
U.S. Life Insurance
Segment Reporting Information [Line Items]
Premiums													2,979	3,004	3,017
Net investment income													2,538	2,473	2,207
Net investment gains (losses)													(73)	(159)	(840)
Insurance and investment product fees and other													686	468	413
Total revenues													6,130	5,786	4,797
Benefits and other changes in policy reserves													3,789	3,654	3,410
Interest credited													659	685	726
Acquisition and operating expenses, net of deferrals													736	704	660
Amortization of deferred acquisition costs and intangibles													297	308	203
Interest expense													104	103	97
Total benefits and expenses													5,585	5,454	5,096
Income (loss) before income taxes													545	332	(299)
Provision (benefit) for income taxes													189	117	(116)
Net income (loss)													356	215	(183)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													356	215	(183)
Total assets	75,547				69,869								75,547	69,869
International Protection
Segment Reporting Information [Line Items]
Premiums													839	939	1,141
Net investment income													173	154	157
Net investment gains (losses)													(1)	5	(17)
Insurance and investment product fees and other													11	14	20
Total revenues													1,022	1,112	1,301
Benefits and other changes in policy reserves													135	196	343
Acquisition and operating expenses, net of deferrals													590	609	660
Amortization of deferred acquisition costs and intangibles													143	162	195
Interest expense													38	51	50
Total benefits and expenses													906	1,018	1,248
Income (loss) before income taxes													116	94	53
Provision (benefit) for income taxes													26	21	8
Net income (loss)													90	73	45
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													90	73	45
Total assets	2,375				2,692								2,375	2,692
Wealth Management
Segment Reporting Information [Line Items]
Net investment gains (losses)															(1)
Insurance and investment product fees and other													453	352	279
Total revenues													453	352	278
Acquisition and operating expenses, net of deferrals													372	287	229
Amortization of deferred acquisition costs and intangibles													5	4	4
Total benefits and expenses													377	291	233
Income (loss) before income taxes													76	61	45
Provision (benefit) for income taxes													29	21	17
Net income (loss)													47	40	28
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													47	40	28
Total assets	523				547								523	547
International Mortgage Insurance
Segment Reporting Information [Line Items]
Premiums													1,063	994	927
Net investment income													393	355	313
Net investment gains (losses)													42	15	13
Insurance and investment product fees and other													9	8	6
Total revenues													1,507	1,372	1,259
Benefits and other changes in policy reserves													458	390	464
Acquisition and operating expenses, net of deferrals													248	238	204
Amortization of deferred acquisition costs and intangibles													66	58	45
Interest expense													31	8	1
Total benefits and expenses													803	694	714
Income (loss) before income taxes													704	678	545
Provision (benefit) for income taxes													212	166	153
Net income (loss)													492	512	392
Less: net income attributable to noncontrolling interests													139	143	61
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													353	369	331
Total assets	9,643				9,600								9,643	9,600
U.S. Mortgage Insurance
Segment Reporting Information [Line Items]
Premiums													564	595	636
Net investment income													104	116	134
Net investment gains (losses)													46	33	49
Insurance and investment product fees and other													5	10	7
Total revenues													719	754	826
Benefits and other changes in policy reserves													1,325	1,491	1,392
Acquisition and operating expenses, net of deferrals													156	152	151
Amortization of deferred acquisition costs and intangibles													5	6	5
Total benefits and expenses													1,486	1,649	1,548
Income (loss) before income taxes													(767)	(895)	(722)
Provision (benefit) for income taxes													(284)	(331)	(294)
Net income (loss)													(483)	(564)	(428)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													(483)	(564)	(428)
Total assets	2,966				3,856								2,966	3,856
Runoff
Segment Reporting Information [Line Items]
Premiums													260	322	297
Net investment income													140	130	213
Net investment gains (losses)													(174)	(2)	(144)
Insurance and investment product fees and other													299	215	306
Total revenues													525	665	672
Benefits and other changes in policy reserves													234	270	258
Interest credited													135	156	258
Acquisition and operating expenses, net of deferrals													142	155	144
Amortization of deferred acquisition costs and intangibles													70	75	103
Interest expense													2	2
Total benefits and expenses													583	658	763
Income (loss) before income taxes													(58)	7	(91)
Provision (benefit) for income taxes													(21)	(12)	(45)
Net income (loss)													(37)	19	(46)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													(37)	19	(46)
Total assets	16,031				18,710								16,031	18,710
Corporate And Other
Segment Reporting Information [Line Items]
Premiums															1
Net investment income													32	38	9
Net investment gains (losses)													(60)	(35)	(101)
Insurance and investment product fees and other													40	45	27
Total revenues													12	48	(64)
Benefits and other changes in policy reserves															(1)
Acquisition and operating expenses, net of deferrals													50	72	67
Amortization of deferred acquisition costs and intangibles													12	13	14
Goodwill impairment													29
Interest expense													331	293	245
Total benefits and expenses													422	378	325
Income (loss) before income taxes													(410)	(330)	(389)
Provision (benefit) for income taxes													(133)	(230)	(138)
Net income (loss)													(277)	(100)	(251)
Net income (loss) available to Genworth Financial, Inc.'s common stockholders													(277)	(100)	(251)
Total assets	$ 5,102				$ 5,089								$ 5,102	$ 5,089

[1]	Included in the three months ended December 31, 2010 were increased losses in our U.S. mortgage insurance business.